6. Goodwill and Intangible Assets, Net (Sept 2019 Note) (Details - Intangibles) - USD ($)	Sep. 30, 2019		Dec. 31, 2018		Dec. 31, 2017
Intangible assets	$ 467,035		$ 467,036		$ 2,185,678
Less Accumulated Amortization	(405,996)	[1]	(377,048)	[1]	(329,398)
Net Intangible Assets	61,039		89,988		1,856,280
Trademarks [Member]
Intangible assets	129,831	[2]	129,831	[2]	129,831
Product Masters [Member]
Intangible assets	64,676	[2]	64,676	[2]	64,676
Other Intangible Assets [Member]
Intangible assets	$ 272,528	[2]	$ 272,529	[2]	$ 251,171

[1]	During the three months ended September 30, 2019 and September 30, 2018, the Company recognized $9,456 and $9,560, respectively, in amortization expense related to the Trademarks, Product Masters, and Other Intangible Assets. During the nine months ended September 30, 2019 and September 30, 2018, the Company recognized $28,949 and $37,876, respectively, in amortization expense related to the Trademarks, Product Masters, and Other Intangible Assets.
[2]	Pursuant to FASB ASC 350-30-35, the Company reviews these intangible assets periodically to determine if the value should be retired or impaired due to recent events. Through September 30, 2019, the Company has not recognized any impairment expense related to these assets.